SCHEDULE OF GROSS REVENUE DISAGGREGATED BY MAJOR SERVICE LINES AND TIMING OF REVENUE RECOGNITION (Details) - USD ($)		6 Months Ended				12 Months Ended
	Jan. 05, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CADV Ventures S.A [Member]
Total						$ 772,833	$ 539,066
CADV Ventures S.A [Member] | Transferred over Time [Member]
Total						772,833	539,066
CADV Ventures S.A [Member] | Technology Service [Member]
Total						545,219	348,205
CADV Ventures S.A [Member] | Outsourced Human Resources Service [Member]
Total						213,050	186,216
CADV Ventures S.A [Member] | License and Service [Member]
Total						$ 14,564	$ 4,645
Kukugan Invest [Member]
Total		$ 774,924			$ 477,108
Predecessor	Predecessor	Successor	Successor	Successor	Predecessor	Predecessor
Kukugan Invest [Member] | Transferred over Time [Member]
Total		$ 674,707			$ 477,108
Kukugan Invest [Member] | Transferred at Point in Time [Member]
Total		100,217
Kukugan Invest [Member] | Technology Service [Member]
Total		215,625			389,402
Kukugan Invest [Member] | Outsourced Human Resources Service [Member]
Total		56,063			78,319
Kukugan Invest [Member] | License and Service [Member]
Total					9,387
Kukugan Invest [Member] | IT Migration Service [Member]
Total		388,564
Kukugan Invest [Member] | Software Testing and Development Service [Member]
Total		$ 114,672